Stockholders' Deficit (Details Textual) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 23, 2015	Jun. 30, 2014	May. 31, 2014	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity (Deficit) (Textual)
Common stock par value					$ 0.001	$ 0.001
Common stock, shares outstanding					22,081,928	10,059,000
Common stock, shares authorized					375,000,000	375,000,000
Stock issued during period, Value					$ 1,593,775	$ 50,250
Shares of common stock in exchange for services fair value					$ 1,593,775
Warrants to purchase shares of common stock					7,571,395
Weighted-average grant date fair value for stock options granted					$ 0.27	$ 0.04
Employee stock-based compensation expense					$ 325,218	$ 27,906
Aggregate intrinsic value of options exercised value					$ 15,667	$ 0
Series B Preferred Stock [Member]
Stockholders Equity (Deficit) (Textual)
Warrants to purchase shares of common stock					4,974,567
2014 Equity Incentive Plan [Member]
Stockholders Equity (Deficit) (Textual)
Option to puchase of common shares					1,531,412
Common Stock [Member]
Stockholders Equity (Deficit) (Textual)
Common stock par value	$ 0.001
Forward stock split shares of common stock	5-for-1
Common stock, shares authorized	375,000,000
Stock issued during period, Shares			4,525,000		2,094,787	10,050,000
Stock issued during period, Value			$ 27,150		$ 2,095	$ 10,050
Shares issued, Price per share			$ 0.06
Shares of common stock in exchange for services					2,094,787
Warrants to purchase shares of common stock				17,136		2,579,692
CDx's [Member]
Stockholders Equity (Deficit) (Textual)
Warrants converted into the right to receive share of company common stock					1
Common stock par value					$ 0.001
Warrants issued shares of common stock					6,069,960
Warrants outstanding shares of common stock					7,571,395
Retained shares of common stock					1,990,637
CDx's [Member] | 2014 Equity Incentive Plan [Member]
Stockholders Equity (Deficit) (Textual)
Reserved shares of common stock		6,200,000
Percentage of voting interests acquired		10.00%
Options expiration description		The options generally expire ten years from the date of grant. ISOs granted to a participant who, at the time the ISO is granted, has more than 10% of the voting power between all classes of stock, will expire five years from the date of grant.
Unrecognized compensation expense					$ 378,597
Weighted average recognition period					1 year 7 months 6 days
Purchase shares of common stock granted options to non-employees					579,864	435,000
Exercise price					$ 0.60	$ 0.08
Stock options granted to non-employees					192,410	159,859
CDx's [Member] | Common Stock [Member]
Stockholders Equity (Deficit) (Textual)
Stock issued during period, Shares					19,855,295